Stock Warrants	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Stock Warrants
Stock Warrants

21. Stock warrants

On September 7, 2018, the Company entered into a settlement agreement with several investors to settle all disputes by issuing additional unrestricted shares. In connection with the note each individual investor will also receive warrants equal to the number of the shares the investors own as of the effective date of the settlement agreement. The warrants have a life of five years with an exercise price as of the date of exchange. The fair value of the warrants at the grant date was $56,730. As of December 31, 2021 and June 30, 2021, the fair value of the warrant liability was $405 and $1,042, respectively.

On February 4, 2020, the Company entered into a warrant agreement with an accredited investor for up to 10,000,000 shares of common stock of the Company at an exercise price of $0.008 per share, subject to adjustment. The warrants have a life of five years with an exercise price as of the date of exchange. The fair value of the warrants at the grant date was $80,000. As of December 31, 2021 and June 30, 2021, the fair value of the warrant liability was $6,000 and $20,000, respectively.

As of December 31, 2021 and June 30, 2021, the total fair value of the warrant liability was $6,405 and $21,042, respectively.

26. Stock Warrants

On September 7, 2018, the Company entered a settlement agreement with several investors to settle all disputes by issues additional unrestricted shares. In connection with the note each individual investor will also receive warrants equal to the number of the shares the investors own as of the effective date of the settlement agreement. The warrants have a life of five years with an exercise price as of the date of exchange. The fair value of the warrants at the grant date was $56,730. As of June 30, 2021 and June 30, 2020, the fair value of the warrant liability was $1,042 and $1,910, respectively.

On February 4, 2020, the Company entered a warrant agreement with an accredited investor up to 10,000,000 shares of common stock of the Company at exercise price of $0.008 per share, subject to adjustment. The warrants have a life of five years with an exercise price as of the date of exchange. The fair value of the warrants at the grant date was $80,000. As of June 30, 2021 and 2020, the fair value of the warrant liability was $20,000 and $78,000, respectively.

As of June 30, 2021 and June 30, 2020, the total fair value of the warrant liability was $21,042 and $79,910, respectively.

The Binomial model with the following assumption inputs:

Warrants liability:	June 30, 2020
Annual dividend yield	—
Expected life (years)	3.0-5.0
Risk-free interest rate	0.18-1.69%
Expected volatility	137-318%

Warrants liability:	June 30, 2021
Annual dividend yield	—
Expected life (years)	2.0-4.0
Risk-free interest rate	0.18-0.46%
Expected volatility	132-166%

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining contractual life
Outstanding at June 30, 2019	1,083,880	$0.034	5
Expired	(505,000)	0.15
Granted	1,000,000	0.008	5
Outstanding at June 30, 2020	1,578,880	$0.021	4
Expired	-
Granted	-
Outstanding at June 30, 2021	1,578,880	$0.026	3